Accounts payable	12 Months Ended
Dec. 31, 2025
Accounts payable
Accounts payable

Note 24.Accounts payable

The accounts payable balance consisted of the following:

	As at December 31,	As at December 31,
USD’000	2025	2024
Trade creditors	4,893	3,443
Accounts payable to shareholders	1,563	1,716
Accounts payable to Board Members	632	1,387
Accounts payable to other related parties	617	673
Accounts payable to underwriters, promoters, and employees	2,856	901
Other accounts payable	6,257	1,953
Total accounts payable	16,818	10,073

As at December 31, 2025, accounts payable to Board Members are made up of:

-	a balance of USD 614,335 payable to Carlos Moreira in relation to accrued bonus and social charges thereon (see Note 42 for detail),
-	a balance of USD 3,848 payable to John O’Hara in relation to a tax refund.
-	a balance of USD 14,062 payable to David Fergusson for the refund of social charges that were erroneously deducted from his director’s fee.

Accounts payable to other related parties are made up of:

-	a balance of USD 347,396 payable to WISeCoin AG in relation to interest and an outstanding loan (see Notes 28 and 42 for detail), and
-	a balance of USD 269,371 payable to WISeKey SA in relation to recharge of insurance and employee costs (see Note 42 for detail).

Accounts payable to shareholders consist of short-term payables due to WISeKey in relation to the recharge of management services (see Notes 28 and 42 for detail).

Accounts payable to underwriters, promoters and employees consist primarily of payable balances to employees in relation to holidays, bonus and 13th month accruals across the Group.

Other accounts payable are mostly accruals of social charges in relation to the accrued liability to employees, accruals in relation to non-trade creditors such as various professional fees, and amounts due to suppliers of licenses in line with agreed payment terms.